Wright Current Income Fund
Wright Current Income Fund
Investment Objective

The Wright Current Income Fund (“WCIF” or “fund”) seeks a high level of current income consistent with moderate fluctuations of principal. “High level” is measured relative to other fixed income instruments that may seek relative stability of principal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Current Income Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.49%
Acquired Fund Fees & Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.20%
Fee Waiver	[2]	(0.19%)
Net Annual Fund Operating Expenses After Fee Waiver	[2]	1.01%
[1]	Acquired Fund Fees & Expenses are fees and expenses incurred by the fund indirectly as a result of the fund's investment in underlying funds. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees & Expenses.
[2]	Under a written agreement in effect through April 30, 2013, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.00% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Current Income Fund	103	362	641	1,438

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself.

The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by Standard & Poor’s Ratings Group (“S&P”) and Fitch, Inc. (“Fitch”) or P-1 by Moody’s Investor Services, Inc. (“Moody’s”). The fund may also invest in corporate obligations with maturities longer than one year rated BBB- or better by S&P and Fitch or Baa3 or better by Moody’s or of comparable quality as determined by the Adviser if unrated at the time of investment. The fund reinvests all principal payments. There are no limits on the minimum or maximum weighted average maturity of the fund’s portfolio or an individual security. As of December 31, 2011, the fund’s average maturity was 5.4 years and its duration was 3.1 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond’s value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund’s duration, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays GNMA Index. Securities held in the fund may have variable rates or may have fixed rates for a specified period before becoming variable at a predetermined positive or negative increment versus a widely available index or benchmark such as the 3-month London Interbank Offer Rate (“LIBOR”) or 3-month U.S. Treasury Bills.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Management Risk: Wright’s strategy may not produce the expected results, causing losses.
·	Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater sensitivity the bond has to changes in interest rates and greater the potential change in price. Also, the fund’s yield may decline during times of falling interest rates.
·	Credit or Default Risk: An issuer’s credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
·	Prepayment Risk: When interest rates decline, the issuer of a higher yielding security may prepay the principal. This forces the fund to reinvest in lower yielding securities. This risk is especially applicable to mortgage-backed securities, the principal on which may be prepaid at any time. Corporate bonds may have a “call” feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.
·	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline and increase such securities’ sensitivity to changes in interest rates.

Performance

The information on the following bar chart shows the annual performance of the fund for the ten-year period through December 31, 2011. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.

Year-by-Year Total Return as of December 31 WCIF

During the period shown, the highest return for a quarter was 3.24% (3rd quarter 2006) and the lowest return was -0.79% (2nd quarter 2004).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Current Income Fund	Return before taxes	6.22%	6.00%	4.82%
Wright Current Income Fund After Taxes on Distributions	Return after taxes on distributions	4.69%	4.30%	3.03%
Wright Current Income Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	4.01%	4.13%	3.07%
Wright Current Income Fund Barclays GNMA Index	(reflects no deductions for fees, expenses or taxes)	7.89%	6.96%	5.84%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund’s average annual total return is compared with that of the Barclays GNMA Index. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Wright Total Return Bond Fund
Wright Total Return Bond Fund
Investment Objective

The Wright Total Return Bond Fund (“WTRB” or “fund”) seeks a superior rate of total return, consisting of a high level of income plus price appreciation. “Superior rate” is measured relative to other bond investments that may seek a high level of income. “High level” is measured relative to other bond investments that may seek total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Total Return Bond Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.67%
Total Annual Fund Operating Expenses		1.37%
Fee Waiver	[1]	(0.42%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]	Under a written agreement in effect through April 30, 2013, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 0.95% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Total Return Bond Fund	97	392	710	1,610

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings in U.S. Government and non-U.S. Government investment grade (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody's or of comparable quality if unrated at the time of investment) debt securities. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself. In addition, the fund’s investments may include mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or its sponsored corporations; and privately-issued mortgage-backed and asset-backed securities of any maturity or type (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody’s or of comparable quality as determined by the Adviser if unrated at the time of investment). These securities meet the Wright Quality Ratings standards (“Wright Quality Ratings”), which reflect fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by S&P and Fitch or P-1 by Moody's. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

Wright allocates assets among different market sectors (U.S. Treasury securities, U.S. Government agency securities, corporate bonds, and mortgage-backed and asset-backed securities) with different maturities based on its view of the relative value of each sector or maturity. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2011, the fund's average maturity was 5.9 years and its duration was 4.4 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays U.S. Aggregate Index.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Management Risk: Wright’s strategy may not produce the expected results, causing losses.
·	Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater sensitivity the bond has to changes in interest rates and greater the potential change in price. Also, the fund’s yield may decline during times of falling interest rates.
·	Credit or Default Risk: An issuer’s credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
·	Prepayment Risk: When interest rates decline, the issuer of a higher yielding security may prepay the principal. This forces the fund to reinvest in lower yielding securities. This risk is especially applicable to mortgage-backed securities, the principal on which may be prepaid at any time. Corporate bonds may have a “call” feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.
·	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline and increase such securities’ sensitivity to changes in interest rates.

Performance

The information on the following bar chart shows the annual performance of the fund for the ten-year period through December 31, 2011. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.

Year-by-Year Total Return as of December 31 WTRB

During the period shown, the highest return for a quarter was 4.94% (3rd quarter 2002) and the lowest return was -2.48% (2nd quarter 2004).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Total Return Bond Fund	Return before taxes	6.68%	6.11%	5.10%
Wright Total Return Bond Fund After Taxes on Distributions	Return after taxes on distributions	5.22%	4.46%	3.46%
Wright Total Return Bond Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	4.31%	4.24%	3.38%
Wright Total Return Bond Fund Barclays U.S. Aggregate Index	(reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund’s average annual total return is compared with that of the Barclays U.S. Aggregate Index. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Wright Current Income Fund
Wright Current Income Fund
Investment Objective

The Wright Current Income Fund (“WCIF” or “fund”) seeks a high level of current income consistent with moderate fluctuations of principal. “High level” is measured relative to other fixed income instruments that may seek relative stability of principal.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Current Income Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.49%
Acquired Fund Fees & Expenses	[1]	0.01%
Total Annual Fund Operating Expenses		1.20%
Fee Waiver	[2]	(0.19%)
Net Annual Fund Operating Expenses After Fee Waiver	[2]	1.01%
[1]	Acquired Fund Fees & Expenses are fees and expenses incurred by the fund indirectly as a result of the fund's investment in underlying funds. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees & Expenses.
[2]	Under a written agreement in effect through April 30, 2013, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.00% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Current Income Fund	103	362	641	1,438

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Principal Investment Strategies

The fund invests at least 80% of its net assets plus borrowings in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself.

The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by Standard & Poor’s Ratings Group (“S&P”) and Fitch, Inc. (“Fitch”) or P-1 by Moody’s Investor Services, Inc. (“Moody’s”). The fund may also invest in corporate obligations with maturities longer than one year rated BBB- or better by S&P and Fitch or Baa3 or better by Moody’s or of comparable quality as determined by the Adviser if unrated at the time of investment. The fund reinvests all principal payments. There are no limits on the minimum or maximum weighted average maturity of the fund’s portfolio or an individual security. As of December 31, 2011, the fund’s average maturity was 5.4 years and its duration was 3.1 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond’s value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund’s duration, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays GNMA Index. Securities held in the fund may have variable rates or may have fixed rates for a specified period before becoming variable at a predetermined positive or negative increment versus a widely available index or benchmark such as the 3-month London Interbank Offer Rate (“LIBOR”) or 3-month U.S. Treasury Bills.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Management Risk: Wright’s strategy may not produce the expected results, causing losses.
·	Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater sensitivity the bond has to changes in interest rates and greater the potential change in price. Also, the fund’s yield may decline during times of falling interest rates.
·	Credit or Default Risk: An issuer’s credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
·	Prepayment Risk: When interest rates decline, the issuer of a higher yielding security may prepay the principal. This forces the fund to reinvest in lower yielding securities. This risk is especially applicable to mortgage-backed securities, the principal on which may be prepaid at any time. Corporate bonds may have a “call” feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.
·	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline and increase such securities’ sensitivity to changes in interest rates.

Performance

The information on the following bar chart shows the annual performance of the fund for the ten-year period through December 31, 2011. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.

Year-by-Year Total Return as of December 31 WCIF

During the period shown, the highest return for a quarter was 3.24% (3rd quarter 2006) and the lowest return was -0.79% (2nd quarter 2004).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Current Income Fund	Return before taxes	6.22%	6.00%	4.82%
Wright Current Income Fund After Taxes on Distributions	Return after taxes on distributions	4.69%	4.30%	3.03%
Wright Current Income Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	4.01%	4.13%	3.07%
Wright Current Income Fund Barclays GNMA Index	(reflects no deductions for fees, expenses or taxes)	7.89%	6.96%	5.84%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund’s average annual total return is compared with that of the Barclays GNMA Index. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Wright Total Return Bond Fund
Wright Total Return Bond Fund
Investment Objective

The Wright Total Return Bond Fund (“WTRB” or “fund”) seeks a superior rate of total return, consisting of a high level of income plus price appreciation. “Superior rate” is measured relative to other bond investments that may seek a high level of income. “High level” is measured relative to other bond investments that may seek total return.

Fees and Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Wright Total Return Bond Fund
Management Fees		0.45%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.67%
Total Annual Fund Operating Expenses		1.37%
Fee Waiver	[1]	(0.42%)
Net Annual Fund Operating Expenses After Fee Waiver	[1]	0.95%
[1]	Under a written agreement in effect through April 30, 2013, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 0.95% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").

Example

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
Wright Total Return Bond Fund	97	392	710	1,610

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Principal Investment Strategies

Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings in U.S. Government and non-U.S. Government investment grade (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody's or of comparable quality if unrated at the time of investment) debt securities. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself. In addition, the fund’s investments may include mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or its sponsored corporations; and privately-issued mortgage-backed and asset-backed securities of any maturity or type (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody’s or of comparable quality as determined by the Adviser if unrated at the time of investment). These securities meet the Wright Quality Ratings standards (“Wright Quality Ratings”), which reflect fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by S&P and Fitch or P-1 by Moody's. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

Wright allocates assets among different market sectors (U.S. Treasury securities, U.S. Government agency securities, corporate bonds, and mortgage-backed and asset-backed securities) with different maturities based on its view of the relative value of each sector or maturity. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2011, the fund's average maturity was 5.9 years and its duration was 4.4 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays U.S. Aggregate Index.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Principal Risks
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Management Risk: Wright’s strategy may not produce the expected results, causing losses.
·	Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater sensitivity the bond has to changes in interest rates and greater the potential change in price. Also, the fund’s yield may decline during times of falling interest rates.
·	Credit or Default Risk: An issuer’s credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
·	Prepayment Risk: When interest rates decline, the issuer of a higher yielding security may prepay the principal. This forces the fund to reinvest in lower yielding securities. This risk is especially applicable to mortgage-backed securities, the principal on which may be prepaid at any time. Corporate bonds may have a “call” feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.
·	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline and increase such securities’ sensitivity to changes in interest rates.

Performance

The information on the following bar chart shows the annual performance of the fund for the ten-year period through December 31, 2011. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.

Year-by-Year Total Return as of December 31 WTRB

During the period shown, the highest return for a quarter was 4.94% (3rd quarter 2002) and the lowest return was -2.48% (2nd quarter 2004).
Average Annual Total Returns as of December 31, 2011
Average Annual Total Returns	Label	1 Year	5 Years	10 Years
Wright Total Return Bond Fund	Return before taxes	6.68%	6.11%	5.10%
Wright Total Return Bond Fund After Taxes on Distributions	Return after taxes on distributions	5.22%	4.46%	3.46%
Wright Total Return Bond Fund After Taxes on Distributions and Sales	Return after taxes on distributions and sales of fund shares	4.31%	4.24%	3.38%
Wright Total Return Bond Fund Barclays U.S. Aggregate Index	(reflects no deductions for fees, expenses or taxes)	7.84%	6.50%	5.78%

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund’s average annual total return is compared with that of the Barclays U.S. Aggregate Index. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Dec 31, 2011
Registrant Name	dei_EntityRegistrantName	Wright Managed Income Trust
Central Index Key	dei_EntityCentralIndexKey	0000715165
Amendment Flag	dei_AmendmentFlag	false
Trading Symbol	dei_TradingSymbol	WCIFX
Document Creation Date	dei_DocumentCreationDate	Apr 26, 2012
Document Effective Date	dei_DocumentEffectiveDate	Apr 26, 2012
Prospectus Date	rr_ProspectusDate	May 1, 2012
Wright Current Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wright Current Income Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Wright Current Income Fund (“WCIF” or “fund”) seeks a high level of current income consistent with moderate fluctuations of principal. “High level” is measured relative to other fixed income instruments that may seek relative stability of principal.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 50% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	50.00%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Acquired Fund Fees & Expenses are fees and expenses incurred by the fund indirectly as a result of the funds investment in underlying funds. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Funds most recent annual report which does not include the Acquired Fund Fees & Expenses.
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund invests at least 80% of its net assets plus borrowings in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities. The U.S. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself.

The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by Standard & Poor’s Ratings Group (“S&P”) and Fitch, Inc. (“Fitch”) or P-1 by Moody’s Investor Services, Inc. (“Moody’s”). The fund may also invest in corporate obligations with maturities longer than one year rated BBB- or better by S&P and Fitch or Baa3 or better by Moody’s or of comparable quality as determined by the Adviser if unrated at the time of investment. The fund reinvests all principal payments. There are no limits on the minimum or maximum weighted average maturity of the fund’s portfolio or an individual security. As of December 31, 2011, the fund’s average maturity was 5.4 years and its duration was 3.1 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond’s value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund’s duration, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays GNMA Index. Securities held in the fund may have variable rates or may have fixed rates for a specified period before becoming variable at a predetermined positive or negative increment versus a widely available index or benchmark such as the 3-month London Interbank Offer Rate (“LIBOR”) or 3-month U.S. Treasury Bills.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

The fund invests at least 80% of its net assets plus borrowings in debt obligations issued or guaranteed by the U.S. Government or any of its agencies or instrumentalities, mortgage-related securities of governmental or corporate issuers and corporate debt securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Management Risk: Wright’s strategy may not produce the expected results, causing losses.
·	Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater sensitivity the bond has to changes in interest rates and greater the potential change in price. Also, the fund’s yield may decline during times of falling interest rates.
·	Credit or Default Risk: An issuer’s credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
·	Prepayment Risk: When interest rates decline, the issuer of a higher yielding security may prepay the principal. This forces the fund to reinvest in lower yielding securities. This risk is especially applicable to mortgage-backed securities, the principal on which may be prepaid at any time. Corporate bonds may have a “call” feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.
·	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline and increase such securities’ sensitivity to changes in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney
The fund is not a complete investment program and you may lose money by investing in the fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information on the following bar chart shows the annual performance of the fund for the ten-year period through December 31, 2011. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-555-0644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wrightinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 WCIF
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 3.24% (3rd quarter 2006) and the lowest return was -0.79% (2nd quarter 2004).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2006
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.24%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.79%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Barclays GNMA Index (reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund’s average annual total return is compared with that of the Barclays GNMA Index. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Wright Current Income Fund | Barclays GNMA Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.89%
5 Years	rr_AverageAnnualReturnYear05	6.96%
10 Years	rr_AverageAnnualReturnYear10	5.84%
Wright Current Income Fund | Wright Current Income Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.49%
Acquired Fund Fees & Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.20%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.19%)	[2]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	1.01%	[2]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	103
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	362
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	641
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,438
Annual Return 2002	rr_AnnualReturn2002	7.70%
Annual Return 2003	rr_AnnualReturn2003	1.74%
Annual Return 2004	rr_AnnualReturn2004	3.31%
Annual Return 2005	rr_AnnualReturn2005	1.76%
Annual Return 2006	rr_AnnualReturn2006	3.92%
Annual Return 2007	rr_AnnualReturn2007	5.77%
Annual Return 2008	rr_AnnualReturn2008	6.10%
Annual Return 2009	rr_AnnualReturn2009	6.20%
Annual Return 2010	rr_AnnualReturn2010	5.70%
Annual Return 2011	rr_AnnualReturn2011	6.22%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.22%
5 Years	rr_AverageAnnualReturnYear05	6.00%
10 Years	rr_AverageAnnualReturnYear10	4.82%
Wright Current Income Fund | Wright Current Income Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	4.69%
5 Years	rr_AverageAnnualReturnYear05	4.30%
10 Years	rr_AverageAnnualReturnYear10	3.03%
Wright Current Income Fund | Wright Current Income Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sales of fund shares
1 Year	rr_AverageAnnualReturnYear01	4.01%
5 Years	rr_AverageAnnualReturnYear05	4.13%
10 Years	rr_AverageAnnualReturnYear10	3.07%
Wright Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Wright Total Return Bond Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock

The Wright Total Return Bond Fund (“WTRB” or “fund”) seeks a superior rate of total return, consisting of a high level of income plus price appreciation. “Superior rate” is measured relative to other bond investments that may seek a high level of income. “High level” is measured relative to other bond investments that may seek total return.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2013-04-30
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund’s performance. During the most recent fiscal year, the fund’s portfolio turnover rate was 55% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	55.00%
Expense Example by Year [Heading]	rr_ExpenseExampleByYearHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund’s operating expenses remain the same except in year one. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings in U.S. Government and non-U.S. Government investment grade (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody's or of comparable quality if unrated at the time of investment) debt securities. Government securities in which the fund may invest are bills, notes, and bonds issued by the U.S. Treasury which are direct obligations of the U.S. Government; securities of the Government National Mortgage Association (“GNMA” or “Ginnie Mae”) or the Export-Import Bank of the United States (“Ex-Im Bank”), which are obligations of U.S. Government agencies and instrumentalities secured by the full faith and credit of the U.S. Treasury; obligations secured by the right to borrow from the U.S. Treasury; and securities of the Federal Home Loan Bank (“FHLB”), the Federal National Mortgage Association (“FNMA” or “Fannie Mae”), and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”) which are obligations backed only by the credit of the government agency itself. In addition, the fund’s investments may include mortgage-backed securities of any maturity or type guaranteed by, or secured by collateral that is guaranteed by, the U.S. Government, its agencies, instrumentalities or its sponsored corporations; and privately-issued mortgage-backed and asset-backed securities of any maturity or type (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody’s or of comparable quality as determined by the Adviser if unrated at the time of investment). These securities meet the Wright Quality Ratings standards (“Wright Quality Ratings”), which reflect fundamental criteria for investment acceptance, financial strength, profitability & stability and growth. The fund may invest in commercial paper, certificates of deposit, bankers acceptances rated A-1 by S&P and Fitch or P-1 by Moody's. Investment selections differ depending on the trend in interest rates. The fund looks for securities that in Wright's judgment will produce the best total return.

Wright allocates assets among different market sectors (U.S. Treasury securities, U.S. Government agency securities, corporate bonds, and mortgage-backed and asset-backed securities) with different maturities based on its view of the relative value of each sector or maturity. There are no limits on the minimum or maximum weighted average maturity of the fund's portfolio or an individual security. As of December 31, 2011, the fund's average maturity was 5.9 years and its duration was 4.4 years. Duration measures how quickly the principal and interest of a bond is expected to be paid. It is also used to predict how much a bond's value will rise and fall in response to small changes in interest rates. Generally, the shorter a fund's duration, the less its securities will decline in value when there is an increase in interest rates. The fund seeks to outperform the Barclays U.S. Aggregate Index.

In order to respond to adverse market, economic, political or other conditions, the fund may assume a temporary defensive position that is inconsistent with its principal investment strategies.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration

Under normal circumstances, the fund invests at least 80% of its net assets plus borrowings in U.S. Government and non-U.S. Government investment grade (rated at the time of investment BBB- or better by S&P and Fitch or Baa3 or better by Moody's or of comparable quality if unrated at the time of investment) debt securities.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
·	General Investing Risk: Turbulence in the financial markets and reduced liquidity in equity, credit and fixed income markets may negatively affect issuers worldwide, which could have an adverse effect on the fund. The fund is not a complete investment program and you may lose money by investing in the fund. All investments carry risk and there is no guarantee that the fund will be able to achieve its investment objective.
·	Management Risk: Wright’s strategy may not produce the expected results, causing losses.
·	Interest Rate Risk: Bond prices fall when interest rates rise and vice versa. The longer the duration of a bond, the greater sensitivity the bond has to changes in interest rates and greater the potential change in price. Also, the fund’s yield may decline during times of falling interest rates.
·	Credit or Default Risk: An issuer’s credit rating may be downgraded or the issuer may be unable to pay principal and interest obligations.
·	Prepayment Risk: When interest rates decline, the issuer of a higher yielding security may prepay the principal. This forces the fund to reinvest in lower yielding securities. This risk is especially applicable to mortgage-backed securities, the principal on which may be prepaid at any time. Corporate bonds may have a “call” feature which gives the issuer the right to redeem outstanding bonds before their scheduled maturity.
·	Extension Risk: If interest rates rise, repayments of principal on certain fixed-income securities may occur at a slower-than-expected rate and, as a result, the expected maturity of such securities could lengthen which could cause their value to decline and increase such securities’ sensitivity to changes in interest rates.

Risk Lose Money [Text]	rr_RiskLoseMoney
The fund is not a complete investment program and you may lose money by investing in the fund.

Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The information on the following bar chart shows the annual performance of the fund for the ten-year period through December 31, 2011. As with all mutual funds, past performance (before and after taxes) does not guarantee future results.

The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart illustrates the risk of investing in the fund by showing the variability of the fund’s performance for each calendar year for the past ten years.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-555-0644
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.wrightinvestors.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance (before and after taxes) does not guarantee future results.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Return as of December 31 WTRB
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	During the period shown, the highest return for a quarter was 4.94% (3rd quarter 2002) and the lowest return was -2.48% (2nd quarter 2004).
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	the highest return for a quarter was
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2002
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	4.94%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	and the lowest return was
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.48%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns as of December 31, 2011
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Barclays U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

The fund’s annual return shown on the bar chart does not reflect the impact of taxes. The table below shows before and after-tax performance. The fund’s average annual total return is compared with that of the Barclays U.S. Aggregate Index. After-tax returns are calculated using the highest individual federal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.

Wright Total Return Bond Fund | Barclays U.S. Aggregate Index
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	(reflects no deductions for fees, expenses or taxes)
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Wright Total Return Bond Fund | Wright Total Return Bond Fund
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.67%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver or Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.42%)	[3]
Net Annual Fund Operating Expenses After Fee Waiver	rr_NetExpensesOverAssets	0.95%	[3]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	97
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	392
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	710
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	1,610
Annual Return 2002	rr_AnnualReturn2002	9.03%
Annual Return 2003	rr_AnnualReturn2003	3.25%
Annual Return 2004	rr_AnnualReturn2004	3.52%
Annual Return 2005	rr_AnnualReturn2005	1.54%
Annual Return 2006	rr_AnnualReturn2006	3.34%
Annual Return 2007	rr_AnnualReturn2007	5.64%
Annual Return 2008	rr_AnnualReturn2008	1.69%
Annual Return 2009	rr_AnnualReturn2009	10.53%
Annual Return 2010	rr_AnnualReturn2010	6.18%
Annual Return 2011	rr_AnnualReturn2011	6.68%
Label	rr_AverageAnnualReturnLabel	Return before taxes
1 Year	rr_AverageAnnualReturnYear01	6.68%
5 Years	rr_AverageAnnualReturnYear05	6.11%
10 Years	rr_AverageAnnualReturnYear10	5.10%
Wright Total Return Bond Fund | Wright Total Return Bond Fund | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions
1 Year	rr_AverageAnnualReturnYear01	5.22%
5 Years	rr_AverageAnnualReturnYear05	4.46%
10 Years	rr_AverageAnnualReturnYear10	3.46%
Wright Total Return Bond Fund | Wright Total Return Bond Fund | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Return after taxes on distributions and sales of fund shares
1 Year	rr_AverageAnnualReturnYear01	4.31%
5 Years	rr_AverageAnnualReturnYear05	4.24%
10 Years	rr_AverageAnnualReturnYear10	3.38%

[1]	Acquired Fund Fees & Expenses are fees and expenses incurred by the fund indirectly as a result of the fund's investment in underlying funds. The Total Annual Fund Operating Expenses do not correlate to the ratio of expenses to average net assets given in the Fund's most recent annual report which does not include the Acquired Fund Fees & Expenses.
[2]	Under a written agreement in effect through April 30, 2013, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 1.00% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").
[3]	Under a written agreement in effect through April 30, 2013, the fund's investment adviser, Wright Investors' Service, Inc. ("Wright" or "Adviser") waives a portion of its advisory fee and/or distribution fees and assumes operating expenses to the extent necessary to limit the net operating expense ratio to 0.95% (excluding interest, taxes, brokerage commissions, other expenditures which are capitalized in accordance with generally accepted accounting principles, and other extraordinary expenses not incurred in the ordinary course of the fund's business) after custodian fee reductions, if any. This written agreement may be changed or eliminated only with the consent of the fund's board of trustees (the "Board of Trustees" or "Trustees").